LEASE LIABILITIES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
As of April 1		$ 843
Interest expenses		18
Lease payment		(861)
As of March 31
Lease Liabilities
Current portion
Maturity analysis
Less than one year
Total undiscounted lease liabilities
Amount representing implicit interest
Lease obligation